Equity - Summary of Equity (Detail) - EUR (€) € in Millions		Jun. 30, 2018		Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016
Share capital and share premium
Share capital		€ 39		€ 39
Share premium		17,049		17,006
Total share capital and share premium		17,088		17,045
Other reserves
- Revaluation reserves: Available-for-sale and other				3,447
- Revaluation reserves: Equity secruties at fair value through other comprehensive income		2,263
- Revaluation reserves: Debt instruments at fair value through other comprehensive income		481
- Revaluation reserves: Cash flow hedge		422		263
- Revaluation reserves: Credit liability		(116)
- Revaluation reserves: Property in own use		201		203
Revaluation reserves		3,251		3,913
- Net defined benefit asset/liability remeasurement reserve		(394)		(400)
- Currency translation reserve		(1,941)		(1,663)
- Share of associates, joint ventures and other reserves		2,600		2,527
- Treasury shares		(20)		(15)
Total other reserves	[1]	3,495		4,362
Retained earnings	[1]	27,374		27,022
Shareholders' equity (parent)	[1]	47,957		48,429
Non-controlling interests	[1]	734		715
Total equity		€ 48,691	[1]	€ 49,144	[1]	€ 48,290	€ 47,863

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.